Changes in accounting policies	6 Months Ended
Jun. 30, 2026
Basis Of Presentation [Abstract]
Changes in accounting policies	Changes in accounting policies
The unaudited condensed consolidated interim financial statements have been prepared on the basis of accounting policies, methods of computation and presentation consistent with those applied in the financial statements for the year ended 31 December 2025, except for the accounting requirements set out below, effective as at 1 January 2026.
New standards and amendments applicable for the current period
Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 "Financial
Instruments" and IFRS 7 "Financial Instruments: Disclosures")
We adopted amendments to IFRS 9 and IFRS 7 which help companies better report the financial effects of nature-dependent electricity contracts, which are often structured as power purchase agreements. The amendments include: clarifying the application of the “own-use” requirements, permitting hedge accounting if these contracts are used as hedging instruments; and adding new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows. The amendments do not have a material impact on the Group.
Classification and Measurement of Financial Instruments (Amendments to IFRS 9
"Financial Instruments" and IFRS 7 "Financial Instruments: Disclosures")
We adopted the amendments to IFRS 9 and IFRS 7 which clarify the timing of recognition and derecognition of financial assets and financial liabilities and introduced a derecognition exception for financial liabilities settled using an electronic payment system. The amendments also introduced additional disclosures for investments in equity instruments designated at fair value through other comprehensive income ( FVOCI) and financial instruments not measured at fair value through profit and loss (FVTPL) with certain contingent features. The amendments do not have a material impact on the Group.
Annual Improvements to IFRS Accounting Standards (Amendments to IAS 7 “Statement of
Cash Flows” and IFRS 10 “Consolidated Financial Statements”
In July 2024, the IASB issued nine narrow scope amendments as part of its periodic maintenance of IFRS accounting standards. We adopted the amendments, which include clarifications, simplifications, corrections or changes to improve consistency in IFRS 1 First-time Adoption of
International Financial Reporting Standards, IFRS 7 Financial instruments: Disclosure and its accompanying Guidance on implementing IFRS 7, IFRS 9 Financial Instruments, IFRS 10
Consolidated Financial Statements and IAS 7 Statements of Cash Flows. The amendments do not have a material impact on the Group.
Changes in accounting policies (continued)
New standards or amendments issued but not yet effective
During the six months ended 30 June 2026, we have not early adopted any amendments, standards or interpretations that have been issued but are not yet effective.
IFRS 18 “Presentation and Disclosure in Financial Statements” is effective for annual reporting periods beginning on or after from 1 January 2027 and will replace IAS 1 “Presentation of Financial Statements”. It sets out new requirements for the presentation of financial statements and for disclosures in the notes in response to investor demands for better information about an entity’s financial performance. We have not early adopted the new standard, which was endorsed by the UK Endorsement Board on 10 December 2025.
IFRS 18 requires entities to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories, depending on the main business activities, with consequential amendments introduced to the cash flow statement. Management-defined performance measures (MPMs), which are subtotals of income and expenses not specified by IFRS Accounting Standards and used in public communications, must be disclosed in a single note within the financial statements.
The standard also provides enhanced guidance on the grouping (aggregation and disaggregation), description and location of information for better clarity.
Based on analysis to date, we expect that the adoption of IFRS 18 will change the current structure of the consolidated income statement, and how the operating profit is calculated. Under
IFRS 18, net interest related to pension and healthcare benefits currently included within operating profit will be reclassified to the financing category. Other adjustments include reclassifying interest income from receivables to the operating category rather than financing items, and transferring sub-lease income currently included within operating profit to the investing category. Finance income and foreign exchange gains or losses on bank balances currently included within financing items will move to the investing category.
Within the statement of cash flows, dividends received from equity-accounted units and interest received will be presented as investing activities, while dividends paid to holders of non-controlling interests and interest paid will be classified as financing activities.
In addition, we are assessing the grouping of items on the basis of similar and dissimilar characteristics in the financial statements. Based on the assessment to date, we expect further disaggregation of net operating costs in the consolidated income statement.
APMs that meet the criteria for MPMs under the new standard include underlying EBITDA, underlying earnings, and calculated earnings for underlying 'return on capital employed' (ROCE)
(the numerator in underlying ROCE).
We continue to advance with assessing the impact of adopting the new standard and to monitor guidance on judgmental areas including the classification of foreign exchange differences arising from intragroup balances. The actual impacts of adopting the new standard on 1 January 2027 may change to those identified above as we finalise the assessments and implement changes to processes and controls.
IFRS 19 "Subsidiaries without Public Accountability: Disclosures" is a new accounting standard that allows eligible subsidiaries to apply IFRS accounting standards with reduced disclosure requirements, effective from 1 January 2027. It does not have any impact on our consolidated financial statements.